Consolidated Statement of Changes in Equity - USD ($) $ in Thousands		Share Capital	Share premium	Reserves [1]	Accumulated deficit	Other Comprehensive Income	Total	Non-controlling interest	Total
Balance at Dec. 31, 2019		$ 2,001	$ 54,412	$ 28,681	$ (305,634)	$ (23,753)	$ (244,293)	$ 346	$ (243,947)
Income (Loss) for the year					(10,447)		(10,447)		(10,447)
Transfer to reserves				11,216	(11,216)
Other comprehensive (loss)/income for the year						(1,099)	(1,099)	431	(668)
Non-controlling interest						431	431		431
Other					(47)		(47)		(47)
Balance at Dec. 31, 2020		2,001	54,412	39,897	(327,344)	(24,421)	(255,455)	777	(254,678)
Income (Loss) for the year	[2]				(100,863)	(751)	(101,614)		(101,614)
Termination of put option agreements		903	297,796				298,699		298,699
Subtotal		2,904	352,208	42,749	(431,059)	(27,778)	(60,976)	(940)	(61,916)
Capital restructuring of Crynssen Pharma Group Limited (at exchange ratio of 1:33.4448)		(1,933)	1,933
Subtotal - restructured		971	354,141	42,749	(431,059)	(27,778)	(60,976)	(940)	(61,916)
Acquisition of Union Acquisition Corp. II		202	174,738				174,940		174,940
Shares held in escrow		(117)	(106,247)				(106,364)		(106,364)
Redemption of redeemable shares		(45)	(44,955)				(45,000)		(45,000)
Transfer to reserves				2,852	(2,852)
Other comprehensive (loss)/income for the year						(889)	(889)	(1,717)	(2,606)
Non-controlling interest						(1,717)	(1,717)		(1,717)
Balance at Dec. 31, 2021		1,011	377,677	42,749	(431,059)	(27,778)	(37,400)	(940)	(38,340)
Income (Loss) for the year					42,540		42,540		42,540
Transfer to reserves				2,994	(2,994)
Other comprehensive (loss)/income for the year						(6,084)	(6,084)	3	(6,081)
Non-controlling interest						3	3		3
Balance at Dec. 31, 2022		$ 1,011	$ 377,677	$ 45,743	$ (391,513)	$ (33,859)	$ (941)	$ (937)	$ (1,878)

[1]	Includes the appropriate values from net income to comply with legal provisions related to asset protection according to applicable jurisdictions with cumulative earnings.
[2]	Includes the OCI related to exchange difference from liquidated foreign transactions reclassified to Other Expenses, net for the year ended December 31, 2021.